Note 41 - Gains (losses) on financial assets and liabilities (net), hedge accounting and Exchange Differences	12 Months Ended
Dec. 31, 2020
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Disclosure of gains or losses on financial assets and liabilities and exchange differences

41. Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net

The breakdown of the balance under this heading, by source of the related items, in the accompanying consolidated income statement is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net. Breakdown by heading (Millions of Euros)
	2020	2019	2018
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	139	186	191
Financial assets at amortized cost	106	44	37
Other financial assets and liabilities	33	141	155
Gains (losses) on financial assets and liabilities held for trading, net	777	419	640
Other gains (losses)	777	419	640
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	208	143	96
Other gains (losses)	208	143	96
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	56	(98)	139
Gains (losses) from hedge accounting, net	7	55	69
Subtotal gains (losses) on financial assets and liabilities	1.187	705	1.136
Exchange differences, net	359	581	13
Total	1.546	1.286	1.148

The breakdown of the balance (excluding exchange rate differences) under this heading in the accompanying income statements by the nature of financial instruments is as follows:

Gains (losses) on financial assets and liabilities. Breakdown by nature of the financial instrument (Millions of Euros)
	2020	2019	2018
Debt instruments	848	945	354
Equity instruments	(28)	1.336	(253)
Trading derivatives and hedge accounting	277	(1.133)	858
Loans and advances to customers	128	78	(190)
Customer deposits	(79)	(26)	239
Other	42	(497)	127
Total	1.187	705	1.136

The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the accompanying consolidated income statements is as follows:

Derivatives - Hedge accounting (Millions of Euros)
	2020	2019	2018
Interest rate agreements	269	(85)	61
Securities agreements	(36)	(1.072)	298
Commodity agreements	1	5	(2)
Credit derivative agreements	(89)	74	(109)
Foreign-exchange agreements	88	(75)	565
Other agreements	37	(35)	(24)
Subtotal	270	(1.187)	790
Fair value hedges	5	55	68
Hedging derivative	(151)	(36)	(135)
Hedged item	156	91	203
Cash flow hedges	2	-	1
Subtotal	7	55	69
Total	277	(1.133)	858

In addition, in the years ended December 31, 2020, 2019 and 2018, under the heading “Exchange differences, net" in the accompanying consolidated income statements negative amounts of €57 million, €225 million and €113 million, respectively, were recognized for transactions with foreign exchange trading derivatives.